Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Federal Effective Tax Rate

The table below summarizes the difference between the U.S. statutory federal tax rate and the Company’s effective tax rate for the years ended December 31, 2024 and 2023:

	Years Ended December 31,
	2024	2023

U.S. federal income tax rate	21.0%	21.0%
Tax rate difference	4.0%	4.0%
Nontaxable items	-%	-%
GILTI tax	-%	-%
Others	0.4%	(1.2)%
Valuation allowance	(25.0)%	(25.0)%
Effective tax rate	0.4%	(1.2)%